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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2009

If amended report check here          |_|           Amended Number:  1

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        May 15, 2009  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            91
                                              --------------

Form 13F Information Table Value Total:         $1,251,128
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5     COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------- ----------- ----------  --------  ------------
                                                                                 VOTING  AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/     INVESTMENT    OTHER
NAME OF ISSUER       CLASS  CUSIP    [X$1000] PRN AMT     DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------------------------------------- ----------  ----------  --------  ------------------ ----
3Com Corp             COM   885535104      176      57100    SOLE                   X
3M Company            COM   88579Y101    68597    1379659    SOLE                   X
Allegiant Travel Co   COM   01748X102      215       4725    SOLE                   X
American Express      COM   025816109    25777    1891185    SOLE                   X
Answers Corp Com      COM   03662X100      306      48100    SOLE                   X
Applied Materials     COM   038222105    47804    4446888    SOLE                   X
Asiainfo Hldgs Inc    COM   04518A104      381      22600    SOLE                   X
Automatic Data Proc   COM   053015103    33030     939427    SOLE                   X
Avery Dennison Corp   COM   053611109    37074    1659522    SOLE                   X
BIOSCRIP INC COM      COM   09069N108       24      10100    SOLE                   X
Bed Bath & Beyond     COM   075896100     9122     368551    SOLE                   X
Buffalo Wild Wings    COM   119848109      329       9000    SOLE                   X
CDI Corp.             COM   125071100     7371     758372    SOLE                   X
CPI Corp.             COM   125902106     7861    1063706    SOLE                   X
Capstead Mtg Corp C   COM   14067E506      166      15500    SOLE                   X
Carmax Inc            COM   143130102    15380    1236337    SOLE                   X
China Sky One Med I   COM   16941P102      455      39600    SOLE                   X
Cintas Corp           COM   172908105     3867     156452    SOLE                   X
Clicksoftware Tech    COM   M25082104       71      19000    SOLE                   X
Coca Cola             COM   191216100    67211    1529255    SOLE                   X
Colgate-Palmolive     COM   194162103    58791     996801    SOLE                   X
Comcast Corp Cl A     COM   20030N200     7694     597859    SOLE                   X
Corinthian Colleges   COM   218868107      422      21700    SOLE                   X
Corning Inc.          COM   219350105      154      11600    SOLE                   X
Cost Plus Inc         COM   221485105     2030    2110444    SOLE                   X
Dell Inc              COM   24702R101    39392    4155302    SOLE                   X
Diamonds Trust Seri   COM   252787106      490       6460    SOLE                   X
DuPont                COM   263534109    33203    1486903    SOLE                   X
Eastman Kodak         COM   277461109     1275     335401    SOLE                   X
Electronic Gamecard   COM   285716106       15      22500    SOLE                   X
Emerson Elec Co       COM   291011104    15923     557155    SOLE                   X
Estee Lauder Cos      COM   518439104      810      32873    SOLE                   X
Ethan Allen Interio   COM   297602104     9724     863551    SOLE                   X
FedEx Corporation     COM   31428X106    18714     420623    SOLE                   X
Financial Select Se   COM   81369Y605    38154    4330772    SOLE                   X
Force Protection In   COM   345203202      119      24700    SOLE                   X
Gannett Co Inc.       COM   364730101     5113    2324038    SOLE                   X
General Electric      COM   369604103    23501    2324540    SOLE                   X
General Mills Inc.    COM   370334104    12686     254333    SOLE                   X
Giant Interactive G   COM   374511103       75      11000    SOLE                   X
Hutchinson Tech Inc   COM   448407106     5856    2252186    SOLE                   X
Intel Corp            COM   458140100    28089    1868858    SOLE                   X
Intellon Corp Com     COM   45816W504       43      19400    SOLE                   X
Johnson & Johnson     COM   478160104      714      13576    SOLE                   X
Kemet Corp.           COM   488360108        4      14980    SOLE                   X
Lawson Products       COM   520776105      562      46171    SOLE                   X
Learning Tree         COM   522015106     1713     202279    SOLE                   X
Leggett & Platt Inc   COM   524660107    24201    1863074    SOLE                   X
MDC Hldgs             COM   552676108    15472     496860    SOLE                   X
MEMC Electronic Mat   COM   552715104      964      58480    SOLE                   X
MYR GROUP INC DEL C   COM   55405W104      252      16511    SOLE                   X
Macrovision Solutio   COM   55611C108      187      10500    SOLE                   X
Marsh & McLennan      COM   571748102    35123    1734479    SOLE                   X
Masco Corp            COM   574599106    24764    3547795    SOLE                   X
Maxwell Technologie   COM   577767106     7984    1148803    SOLE                   X
Microsoft Corp        COM   594918104   103883    5655053    SOLE                   X
Mips Technologies I   COM   604567107      139      47500    SOLE                   X
Mohawk Industries I   COM   608190104     5554     185950    SOLE                   X
NOVELL INC COM        COM   670006105       62      14600    SOLE                   X
Netflix Inc.          COM   64110L106      361       8400    SOLE                   X
Neutral Tandem Inc    COM   64128B108      575      23350    SOLE                   X
Newport Corp.         COM   651824104    10983    2484750    SOLE                   X
News Corp Class A     COM   65248E104    19458    2939222    SOLE                   X
Northgate Minerals    COM   666416102      137     102300    SOLE                   X
Office Depot Inc      COM   676220106     1731    1321073    SOLE                   X
Oil Sts Intl Inc Co   COM   678026105      380      28300    SOLE                   X
Opentv Corp Cl A      COM   G67543101      148      98200    SOLE                   X
Pacific Sunwear       COM   694873100     2183    1315185    SOLE                   X
Penney (J.C.)         COM   708160106     6545     326087    SOLE                   X
PepsiCo Inc.          COM   713448108      250       4865    SOLE                   X
Procter & Gamble      COM   742718109    13241     281184    SOLE                   X
Quality Systems Inc   COM   747582104      253       5600    SOLE                   X
Rehabcare Group Inc   COM   759148109      197      11300    SOLE                   X
S & P 500 Depositor   COM   78462F103      477       6000    SOLE                   X
Seagate Technology    COM   G7945J104    11976    1992612    SOLE                   X
Staples Inc.          COM   855030102      420      23209    SOLE                   X
Stec Inc              COM   784774101      114      15500    SOLE                   X
TELECOMMUNICATION S   COM   87929J103       97      10600    SOLE                   X
Talbots Inc           COM   874161102     6901    1966065    SOLE                   X
Texas Instruments     COM   882508104    10525     637515    SOLE                   X
Toll Brothers Inc     COM   889478103     4979     274200    SOLE                   X
United Parcel Servi   COM   911312106    26703     542515    SOLE                   X
UnitedHealth Group    COM   91324P102    64111    3063104    SOLE                   X
Vistaprint Limited    COM   G93762204      210       7650    SOLE                   X
W W Grainger Inc.     COM   384802104      426       6075    SOLE                   X
Wal-Mart Stores Inc   COM   931142103    85485    1640793    SOLE                   X
Walgreen Co.          COM   931422109    47164    1816807    SOLE                   X
Walt Disney           COM   254687106    32172    1771566    SOLE                   X
Wells Fargo & Co      COM   949746101    42934    3015016    SOLE                   X
YOUBET COM INC COM    COM   987413101       34      20000    SOLE                   X
YRC Worldwide Inc     COM   984249102    10890    2425320    SOLE                   X